STOCKHOLDERS' EQUITY - Consulting Services (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Aug. 06, 2019
STOCKHOLDERS' EQUITY
Value of shares issued during the period	$ 3,000,000	$ 506,614
Exercise price			$ 0.83